Bolivia Purchase Commitments (Detail) - Bolivia $ in Thousands	Dec. 31, 2019 USD ($)
Long-term Purchase Commitment [Line Items]
2020	$ 27,123
2021	5,275
2022	2,110
2023	2,110
2024	$ 2,110